Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment
Schedule of Property, plant and equipment

	December 31,	December 31,
	2023	2024
	HK$	HK$

Property, plant and equipment:
Motor vehicles	1,814	1,814
Computer equipment	7	9
Furniture & office equipment	—	144
Fixtures & Fittings	—	199
	1,821	2,166

Accumulated depreciation	(1,814)	(1,874)
Disposed due to disposal of a subsidiary	—	(292)
Property, plant and equipment, net	7	—